NOTES PAYABLE AND DERIVATIVE LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Summary of Convertible Promissory Notes

	September 30, 2021	December 31, 2020
Mob-Fox US LLC (b)	$–	$30,000
Dr. Salkind, et al	2,700,000	2,550,000
Small Business Administration (a)	150,000	415,842
Subscription Agreements (d)	768,000	–
Blue Lake Partners LLC Talos Victory Fund LLC (e)	1,125,000	–
Business Capital Providers (c)	368,523	355,441

Total Debt	5,111,523	3,351,283
Current portion of debt	2,411,523	901,283
Long-term portion of debt	$2,700,000	$2,450,000